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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

                           HIGH YIELD VARIABLE ACCOUNT
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - December 2, 2011*

* As of December 2, 2011, the Registrant reorganized into the MFS High Yield Portfolio, a series of MFS Variable Insurance Trust II. The Reporting Period of the Registrant is 07/01/2011 - 12/02/2011.

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03562
Reporting Period: 07/01/2011 - 12/02/2011
High Yield Variable Account


========================= HIGH YIELD VARIABLE ACCOUNT ==========================


OPTI CANADA INC.

Ticker:       OPC            Security ID:  68383KAB5
Meeting Date: SEP 07, 2011   Meeting Type: Bondholder
Record Date:  AUG 04, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: The Plan         For       For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT


By (Signature and Title): MARIA F. DIORIODWYER*
                          ---------------------------------------------------
                          Maria F. DiOrioDwyer, Principal Executive Officer

Date: December 20, 2011


*By (Signature and Title) /s/ Susan S. Newton
                          ---------------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.